Document and Entity Information	May 29, 2020
Prospectus:
Document Type	497
Document Period End Date	May 29, 2020
Entity Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 29, 2020
Document Effective Date	May 29, 2020
Prospectus Date	Mar. 01, 2020